CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2020	2019	2018
(millions of Canadian $)

Decrease /(increase) in Accounts receivable	129	31	(69)
Increase in Inventories	(55)	(42)	(49)
(Increase)/ decrease in Other current assets	(221)	(15)	45
(Decrease)/ increase in Accounts payable and other	(162)	352	(70)
(Decrease)/ increase in Accrued interest	(18)	(33)	41
(Increase)/ Decrease in Operating Working Capital	(327)	293	(102)